Intangible Assets (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of amortization expense for future years
2015	$ 51,684
2016	51,684
2017	51,684
2018	51,684
2019 and thereafter	284,471
Total	$ 491,207	$ 542,890